Risk management and concentrations of risk (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Derivative Liability, Current	$ (4,912)	$ (4,676)
Derivative Liability, Noncurrent	(5,855)	(4,544)
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Current	(4,912)	(4,676)
Derivative Liability, Noncurrent	$ (5,855)	$ (4,545)